iShares®

iShares Trust

iShares, Inc.

Supplement dated July 5, 2017

to the Prospectus (the “Prospectus”) and

Statement of Additional Information (the “SAI”)

for each of the iShares MSCI Australia ETF, iShares MSCI Austria Capped ETF, iShares MSCI Belgium Capped ETF, iShares MSCI Canada ETF, iShares MSCI Eurozone ETF, iShares MSCI France ETF, iShares MSCI Germany ETF, iShares MSCI Hong Kong ETF, iShares MSCI Ireland Capped ETF, iShares MSCI Italy Capped ETF, iShares MSCI Japan ETF, iShares MSCI Japan Small-Cap ETF, iShares MSCI Malaysia ETF, iShares MSCI Mexico Capped ETF, iShares MSCI Netherlands ETF, iShares MSCI New Zealand Capped ETF, iShares MSCI Singapore Capped ETF, iShares MSCI Spain Capped ETF, iShares MSCI Sweden Capped ETF, iShares MSCI Switzerland Capped ETF and iShares MSCI United Kingdom ETF

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Prospectus and SAI.

Effective July 1, 2017, the following language replaces similar disclosure in the Investment Adviser section of each Prospectus.

Effective July 1, 2017, for its investment advisory services to the Fund, BFA is paid a management fee from the Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the following iShares funds: iShares MSCI Australia ETF, iShares MSCI Austria Capped ETF, iShares MSCI Belgium Capped ETF, iShares MSCI Canada ETF, iShares MSCI Eurozone ETF, iShares MSCI France ETF, iShares MSCI Germany ETF, iShares MSCI Hong Kong ETF, iShares MSCI Ireland Capped ETF, iShares MSCI Italy Capped ETF, iShares MSCI Japan ETF, iShares MSCI Japan Small-Cap ETF, iShares MSCI Malaysia ETF, iShares MSCI Mexico Capped ETF, iShares MSCI Netherlands ETF, iShares MSCI New Zealand Capped ETF, iShares MSCI Singapore Capped ETF, iShares MSCI Spain Capped ETF, iShares MSCI Sweden Capped ETF, iShares MSCI Switzerland Capped ETF and iShares MSCI United Kingdom ETF. The aggregate management fee is calculated as follows: 0.59% per annum of the aggregate net assets less than or equal to $7.0 billion, plus 0.54% per annum of the aggregate net assets over $7.0 billion, up to and including $11.0 billion, plus 0.49% per annum of the aggregate net assets over $11.0 billion, up to and including $24.0 billion, plus 0.44% per annum of the aggregate net assets over $24.0 billion, up to and including $48.0 billion, plus 0.40% per annum of the aggregate net assets over $48.0 billion, up to and including $72.0 billion, plus 0.36% per annum of the aggregate net assets over $72.0 billion, up to and including $96.0 billion, plus 0.32% per annum of the aggregate net assets in excess of $96.0 billion. Based on assets of the iShares funds enumerated above as of July 3, 2017, for its investment advisory services to the Fund, BFA is paid a management fee from the Fund, based on a percentage of the Fund’s average daily net assets, at the annual rate of 0.48%.

Effective July 1, 2017, the following paragraph replaces similar language in the Investment Adviser section of each SAI.

Effective July 1, 2017, for its investment advisory services to certain of the Funds included in this SAI, BFA is paid a management fee from each Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the following iShares funds: iShares MSCI Australia ETF, iShares MSCI Austria Capped ETF, iShares MSCI Belgium Capped ETF, iShares MSCI Canada ETF, iShares MSCI Eurozone ETF, iShares MSCI France ETF, iShares MSCI Germany ETF, iShares MSCI Hong Kong ETF, iShares MSCI Ireland Capped ETF, iShares MSCI Italy Capped ETF, iShares MSCI Japan ETF, iShares MSCI Japan Small-Cap ETF, iShares MSCI Malaysia ETF, iShares MSCI Mexico Capped ETF, iShares MSCI Netherlands ETF, iShares MSCI New Zealand Capped ETF, iShares MSCI Singapore Capped ETF, iShares MSCI Spain Capped ETF, iShares MSCI Sweden Capped ETF, iShares MSCI Switzerland Capped ETF and iShares MSCI United Kingdom ETF. The aggregate management fee is calculated as follows: 0.59% per annum of the aggregate net assets less than or equal to $7.0 billion, plus 0.54% per annum of the aggregate net assets over $7.0 billion, up to and including $11.0 billion, plus 0.49% per annum of the aggregate net assets over $11.0 billion, up to and including $24.0 billion, plus 0.44% per annum of the aggregate net assets over $24.0 billion, up to and including $48.0 billion, plus 0.40% per annum of the aggregate net assets over $48.0 billion, up to and including $72.0 billion, plus 0.36% per annum of the aggregate net assets over $72.0 billion, up to and including $96.0 billion, plus 0.32% per annum of the aggregate net assets in excess of $96.0 billion.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-BP1-0717

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

iShares, Inc.

Supplement dated July 5, 2017

to the Prospectus (the “Prospectus”) and

Statement of Additional Information (the “SAI”)

for each of the iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Global ETF, iShares Human Rights ETF, iShares MSCI ACWI ETF, iShares MSCI ACWI ex U.S. ETF and iShares MSCI EAFE ETF

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Prospectus and SAI.

Effective July 1, 2017, the following language replaces similar disclosure in the Investment Adviser section of each Prospectus.

Effective July 1, 2017, for its investment advisory services to the Fund, BFA is paid a management fee from the Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the following iShares funds: iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Global ETF, iShares Human Rights ETF, iShares MSCI ACWI ETF, iShares MSCI ACWI ex U.S. ETF, and iShares MSCI EAFE ETF. The aggregate management fee is calculated as follows: 0.35% per annum of the aggregate net assets less than or equal to $30.0 billion, plus 0.32% per annum of the aggregate net assets over $30.0 billion, up to and including $60.0 billion, plus 0.28% per annum of the aggregate net assets over $60.0 billion, up to and including $90.0 billion, plus 0.252% per annum of the aggregate net assets over $90.0 billion, up to and including $120.0 billion, plus 0.227% per annum of the aggregate net assets in excess of $120.0 billion. Based on assets of the iShares funds enumerated above as of July 3, 2017, for its investment advisory services to the Fund, BFA is paid a management fee from the Fund, based on a percentage of the Fund’s average daily net assets, at the annual rate of 0.31%.

Effective July 1, 2017, the following paragraph replaces similar language in the Investment Adviser section of each SAI.

Effective July 1, 2017, for its investment advisory services to certain of the Funds included in this SAI, BFA is paid a management fee from each

Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the following iShares funds: iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Global ETF, iShares Human Rights ETF, iShares MSCI ACWI ETF, iShares MSCI ACWI ex U.S. ETF, and iShares MSCI EAFE ETF. The aggregate management fee is calculated as follows: 0.35% per annum of the aggregate net assets less than or equal to $30.0 billion, plus 0.32% per annum of the aggregate net assets over $30.0 billion, up to and including $60.0 billion, plus 0.28% per annum of the aggregate net assets over $60.0 billion, up to and including $90.0 billion, plus 0.252% per annum of the aggregate net assets over $90.0 billion, up to and including $120.0 billion, plus 0.227% per annum of the aggregate net assets in excess of $120.0 billion.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-BP6-0717

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated July 5, 2017

to the Prospectus (the “Prospectus”) and

Statement of Additional Information (the “SAI”)

for the iShares MSCI EAFE Value ETF (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Fund’s Prospectus and SAI.

Effective July 1, 2017, the following paragraph replaces similar language in the Investment Adviser section of the Fund’s Prospectus.

Effective July 1, 2017, for its investment advisory services to the Fund, BFA is paid a management fee from the Fund based on the aggregate average daily net assets of the Fund. The aggregate management fee is calculated as follows: 0.40% per annum of the aggregate net assets less than or equal to $3.0 billion, plus 0.38% per annum of the aggregate net assets over $3.0 billion, up to and including $4.5 billion, plus 0.3610% per annum of the aggregate net assets over $4.5 billion, up to and including $6.0 billion, plus 0.3430% per annum of the aggregate net assets over $6.0 billion, up to and including $7.5 billion, plus 0.3258% per annum of the aggregate net assets in excess of $7.5 billion. Based on assets of the Fund as of July 3, 2017, for its investment advisory services to the Fund, BFA is paid a management fee from the Fund, based on a percentage of the Fund’s average daily net assets, at the annual rate of 0.39%. BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.

Effective July 1, 2017, the following paragraph replaces similar language in the Investment Adviser section of the Fund’s SAI.

Effective July 1, 2017, for its investment advisory services to the Fund, BFA is paid a management fee from the Fund based on the aggregate average daily net assets of the Fund. The aggregate management fee is calculated as follows: 0.40% per annum of the aggregate net assets less than or equal to $3.0 billion, plus 0.38% per annum of the aggregate net assets over $3.0 billion, up to and including $4.5 billion, plus 0.3610% per annum of the aggregate net assets over $4.5 billion, up to and including $6.0 billion, plus 0.3430% per annum of the aggregate net assets over $6.0 billion, up to and including $7.5 billion, plus 0.3258% per annum of the aggregate net assets in excess of $7.5 billion. Based on assets of the Fund as of July 3, 2017, for its investment advisory services to the Fund, BFA is paid a management fee from the Fund, based on a percentage of the Fund’s average daily net assets, at the annual rate of 0.39%.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-EFV-0717

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated July 5, 2017

to the Prospectus (the “Prospectus”) and

Statement of Additional Information (the “SAI”)

for the iShares MSCI India ETF (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Fund’s Prospectus and SAI.

Effective July 1, 2017, the following paragraph replaces similar language in the Investment Adviser section of the Fund’s Prospectus.

Effective July 1, 2017, for its investment advisory services to the Fund, BFA is paid a management fee from the Fund based on the aggregate average daily net assets of the Fund. The aggregate management fee is calculated as follows: 0.6500% per annum of the aggregate net assets less than or equal to $4.0 billion, plus 0.6175% per annum of the aggregate net assets over $4.0 billion, up to and including $6.0 billion, plus 0.5867% per annum of the aggregate net assets over $6.0 billion, up to and including $8.0 billion, plus 0.5573% per annum of the aggregate net assets in excess of $8.0 billion. Based on assets of the Fund as of July 3, 2017, for its investment advisory services to the Fund, BFA is paid a management fee from the Fund, based on a percentage of the Fund’s average daily net assets, at the annual rate of 0.64%. BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.

Effective July 1, 2017, the following paragraph replaces similar language in the Investment Adviser section of the Fund’s SAI.

Effective July 1, 2017, for its investment advisory services to the Fund, BFA is paid a management fee from the Fund based on the aggregate average daily net assets of the Fund. The aggregate management fee is calculated as follows: 0.6500% per annum of the aggregate net assets less than or equal to $4.0 billion, plus 0.6175% per annum of the aggregate net assets over $4.0 billion, up to and including $6.0 billion, plus 0.5867% per annum of the aggregate net assets over $6.0 billion, up to and including $8.0 billion, plus 0.5573% per annum of the aggregate net assets in excess of $8.0 billion. Based on assets of the Fund as of July 3, 2017, for its investment advisory services to the Fund, BFA is paid a management fee from the Fund, based on a percentage of the Fund’s average daily net assets, at the annual rate of 0.64%.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-INDA-0717

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE